SCHEDULE OF RESTATEMENTS OF CASH FLOWS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Gain (Loss) on Investments		$ 180,000
Investment net income loss	180,000	65,070
Additional investment net income loss		$ 114,930
Restricted cash	$ 685